Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2019
Cash flows from operating activities
Net income	$ 230,021	$ 354,859	$ 227,846
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	225,657	146,310	110,042
Amortization of intangible assets	4,524	4,530	3,699
Amortization of land use rights	262	162	263
Loss on disposal of property and equipment	5,380	4,866	10,685
Gain on disposal of a subsidiary			(3,627)
Goodwill impairment	28,858	0	5,245
Impairment loss from intangible assets	2,936
Impairment loss from long-term investments	40,207	31,750	5,919
Impairment loss from long-lived assets	33,769
Realized gain from long-term investments	(3,535)	(407)	(26,379)
Loss from fair value change of long-term investments	3,824	18,451	104,636
Share-based compensation expenses	68,880	62,057	71,336
Allowance for doubtful accounts	3,106	329	146
Loss (gain) from equity method investments	1,368	(1,385)	2,289
Deferred income taxes	(44,644)	(8,566)	(17,273)
Amortization of Debt Issuance Costs and Discounts	548
Changes in operating assets and liabilities
Accounts receivable	(4,627)	(1,422)	(509)
Inventory	3,752	(3,278)	6,032
Prepaid expenses and other current assets	(15,229)	(40,713)	(23,624)
Amounts due from related parties	(661)	14,106	(3,022)
Long-term deposits	(5,020)	(14,266)	(12,622)
Long-term prepaid rents		658	858
Operating lease rights-of-use assets	(252,297)	(170,871)
Accounts payable	12,809	82	(2,747)
Accrued expenses and other current liabilities	122,147	63,667	(18,321)
Income taxes payable	33,533	56,372	27,210
Amounts due to related parties	(1,667)	1,152	670
Deferred revenue	420,340	61,930	336,896
Operating lease liabilities	215,844	224,082
Net cash provided by operating activities	1,130,085	804,455	805,648
Cash flows from investing activities
Purchase of term deposits	(1,203,630)	(249,048)	(104,178)
Proceeds from maturity of term deposits	296,077	69,740	95,402
Payments for short-term investments	(4,253,957)	(2,964,402)	(3,595,634)
Proceeds from maturity of short-term investments	3,452,642	2,248,486	3,432,981
Purchase of property and equipment	(429,197)	(309,548)	(269,140)
Proceeds from disposal of property and equipment	45,392	24,477	17,238
Payments for long-term investments	(106,965)	(92,087)	(128,970)
Proceeds from disposal of long-term investments	24,623	8,480	46,956
Business acquisitions, net of cash acquired of US$2,697, US$1,419 and US$430 for the years ended May 31, 2019, 2020 and 2021, respectively (Note 3)	(12,701)	1,073	(36,367)
Purchase of land use rights	(7,151)		(7,738)
Loans provided to related parties	(10,486)	(7,128)	(61,155)
Repayment of loan provided to related parties	27,714	712	45,682
Disposal of subsidiaries, net of cash disposed of US$12,050, US$665 and nil for the years ended May 31, 2019, 2020 and 2021, respectively		12,875	(9,789)
Net cash used in investing activities	(2,177,639)	(1,256,370)	(574,712)
Cash flows from financing activities
Net proceeds from HK initial public offering	1,482,768
Proceeds from issuances of common shares upon exercise of share options	1,929	3,629
Proceeds from issuance of ordinary shares relating to the IPO of Koolearn Holding			233,347
Cash paid for employees' individual income taxes on withheld shares from exercise of NES	(16,168)	(9,853)	(12,085)
Payments made after a business combination	(1,741)	(18,332)
Repayment of long-term debt	(120,000)
Proceeds from long-term loan	297,083	20,000	96,457
Cash paid for shares repurchase			(55,962)
Capital contribution from non-controlling interests		64	20,498
Share issuances of Koolearn Holdings	29,872
Repurchase of shares from non-controlling interests	(19,659)	(13,370)	(15,606)
Net cash provided by (used in) financing activities	1,654,084	(17,862)	266,649
Effects of exchange rate changes	106,173	(29,026)	(66,123)
Net change in cash, cash equivalents and restricted cash	712,703	(498,803)	431,462
Cash, cash equivalents and restricted cash at beginning of year	919,424	1,418,227	986,765
Cash, cash equivalents and restricted cash at end of year	1,632,127	919,424	1,418,227
Supplement disclosure of cash flow information
Income taxes paid	144,377	135,678	75,346
Interests paid	4,219	4,665	833
Non-cash investing and financing activities
Payable for investments and acquisitions	6,536	3,917	21,962
Payable for purchase of property and equipment	$ 79,132	$ 65,335	44,445
Receivable from the disposal of a subsidiary			$ 13,760